Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
11.	Stock-Based Compensation
2018 Plan
Legacy View’s 2018 Amended and Restated Equity Incentive Plan (formerly the 2009 Equity Incentive Plan), effective November 21, 2018 (the “2018 Plan”), allowed Legacy View to grant incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards and restricted stock units to eligible employees, directors, and consultants of Legacy View and any parent or subsidiary of Legacy View. In connection with the Closing of the Merger, the 2018 Plan was terminated, the remaining unallocated share reserve under the 2018 Plan was cancelled and no new awards will be granted under the 2018 Plan. 24,657,302 options (as converted, due to retroactive application of reverse recapitalization) outstanding under the 2018 Plan at Closing were assumed by the Company under the 2021 Plan (defined below).
The options assumed under the 2021 Plan (defined below) generally vest 20% upon completion of one year of service and 1/60 per month thereafter or vest 25% upon completion of one year of service and 1/48 per month thereafter and generally expire 10 years from the date of grant.
2021 Plan
In connection with the Closing of the Merger, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”) under which 58,631,907 shares of common stock were initially reserved for issuance. The 2021 Plan permits the grant of incentive stock options (“Options”), nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs)”, and stock bonus awards. As of June 30, 2022, the Company had 22,217,714 shares of common stock reserved for future issuance of equity awards to employees, officers, directors, or consultants under the 2021 Plan.
Pursuant to the terms of the Agreement and Plan of Merger, at the Closing of the Merger on March 8, 2021, the Company granted 12,500,000 Officer RSUs for shares of Class A Common Stock of the Company and 5,000,000 options to purchase Class A Common Stock of the Company (“Officer Options”) to View’s executive officers. The Officer RSUs are subject to both time and market-based vesting conditions. The Officer RSUs time vest over a four-year period with 25% to vest on the twelve-month anniversary of the Closing and the remaining 75% to vest on a monthly basis over the following thirty-six
months subject to the following market-based vesting. 50% of the Officer RSUs granted to each executive officer will only vest if the share price hurdle of $15.00 is achieved and the remaining 50% of such Officer RSUs will vest if the share price hurdle of $20.00 is achieved. The Officer Options time vest over a four-year period with 25% to vest on the twelve-month anniversary of the Closing and the remaining 75% will vest on a monthly basis over the following thirty-six
months.
CEO Incentive Plan
In connection with the Closing of the Merger, the Company adopted the 2021 Chief Executive Officer Incentive Plan (the “CEO Incentive Plan”) effective March 8, 2021. Pursuant to the CEO Incentive Plan and the terms of the Agreement and Plan of Merger, on March 8, 2021, the Company granted the CEO an option award to purchase Class A common stock of the Company at an exercise price of $10.00 per share, which vests and becomes exercisable upon satisfaction of the performance conditions set forth in the table below, contingent upon the CEO’s continued employment with the Company on each such vesting date.

Tranche	Option Shares (#)	Average 60-day Trading Price per Share of the Entity ($)
1	2,500,000	$20.00
2	2,500,000	30.00
3	2,500,000	40.00
4	2,500,000	50.00
5	2,500,000	60.00
6	2,500,000	70.00
7	2,500,000	80.00
8	2,500,000	90.00
9	2,500,000	100.00
10	2,500,000	$110.00
The following table summarizes the activity under the 2021 Plan (in thousands, except per share data and contractual term) for time vested options:

	Options Outstanding
	Number of Shares Subject to Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value 1
Balance as of December 31, 2021	27,582	$9.43	7.0	$—
Granted	—	—
Exercised	—	—
Canceled/forfeited	(2,812)	9.41

Outstanding as of June 30, 2022	24,770	$9.44	6.5	$—

Options vested and expected to vest as of June 30, 2022	24,664	$9.44	6.5	$—

Exercisable as of June 30, 2022	20,243	$9.42	6.2	$—

1
The aggregate intrinsic value is calculated as the difference between the market value of the Company’s common shares as of the relevant period end and the respective exercise prices of the options. The market value as of June 30, 2022 and December 31, 2021 was $1.62 and $3.91 per share, respectively, which is the closing sale price of View’s common shares on that day as reported by the Nasdaq Global Market.

No options have been issued or exercised under this plan in the six months ended June 30, 2022. The weighted-average grant date fair value per share of stock options granted was $4.38 for the six months ended June 30, 2021. The total grant date fair value of stock options vested was $16.2 million and $12.8 million during the six months ended June 30, 2022 and 2021, respectively. The total intrinsic value of options exercised during the six months ended June 30, 2021 was $0.4 million.
As of June 30, 2022, total unrecognized compensation cost related to unvested stock options, net of estimated forfeitures, was $18.1 million and is expected to be recognized over a weighted-average remaining service period of 1.7 years.
In addition to the time vested options above, as of June 30, 2022, total outstanding stock options under the CEO Incentive Plan was 25,000,000 shares which were issued during the three months ended March 31, 2021 with a grant date exercise price per share of $10.00 and remaining contractual term of 8.7 years. As of June 30, 2022, the CEO Option Award had no intrinsic value.
The weighted-average grant date fair value per share of stock options granted under the CEO Incentive Plan was $3.54 for the six months ended June 30, 2021. As of June 30, 2022, total unrecognized compensation cost related to options under the CEO Incentive plan, net of estimated forfeitures, was $63.8 million and is expected to be recognized over a weighted-average remaining service period of 4.0 years.
The following table summarizes the activities for our outstanding RSUs under the Company’s 2021 Plan (in thousands, except per share data) during the six months ended June 30, 2022:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	11,643	$6.14
Granted	—	—
Vested	(32)	7.81
Canceled	(811)	$6.28

Outstanding as of June 30, 2022	10,800	$6.12
The total grant date fair value of RSUs vested was $0.3 million and $0.2 million during the six months ended June 30, 2022 and 2021, respectively. As of June 30, 2022, total unrecognized compensation cost related to RSUs, net of estimated forfeitures, was $23.5 million and is expected to be recognized over a weighted-average remaining service period of 1.5 years.
To the extent that the actual forfeiture rate is different than what the Company has anticipated, stock-based compensation related to these awards will be different from expectations.
Valuation
No options have been issued under this plan in the six months ended June 30, 2022. The estimated grant date fair values of the Company’s time vested stock options granted to employees and non-employees
under the plan in the six months ended June 30, 2021 were calculated using the Black-Scholes option-pricing models based on the following assumptions:

Six Months Ended June 30, 2021
Expected volatility	53.0%
Expected terms (in years)	6.0
Expected dividends	0%
Risk-free rate	1.07%
Prior to the Merger, due to the absence of a public market, the Company’s common stock required the Company’s board of directors to estimate the fair value of its common stock for purposes of granting options and for determining stock-based compensation expense by considering several objective and subjective factors, including contemporaneous third-party valuations, actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of redeemable convertible preferred stock and common, and transactions involving the Company’s stock. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.
The estimated grant date fair value for each tranche of CEO Option Award and Officer RSUs is determined by using the Monte Carlo Simulation valuation model and the assumptions below. The estimated grant date fair value of the Officer Options is determined using the Black-Scholes option-pricing model. The valuation models incorporated the following key assumptions:

	CEO Option Award	Officer RSUs	Officer Options
Expected stock price	$9.19	$9.19	$9.19
Expected volatility	54.0%	56.0%	53.0%
Risk-free rate	1.59%	0.60%	1.07%
Expected terms (in years)	10.0	4.0	6.0
Expected dividends	0%	0%	0%
Discount for lack of marketability	20%	n/a	n/a
Stock-based Compensation Expense
The Company’s stock-based compensation included in its condensed consolidated statements of comprehensive loss was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Cost of revenue	$345	$1,297	$708	$2,175
Research and development	1,486	2,628	1,555	3,543
Selling, general, and administrative	16,310	18,349	33,346	27,019

Total	$18,141	$22,274	$35,609	$32,737

14. Stock-Based Compensation
2018 Plan
Legacy View’s 2018 Amended and Restated Equity Incentive Plan (formerly the 2009 Equity Incentive Plan), effective November 21, 2018 (the “2018 Plan”), allowed Legacy View to grant incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards and restricted stock units to eligible employees, directors, and consultants of Legacy View and any parent or subsidiary of Legacy View. In connection with the Closing of the Merger, the 2018 Plan was terminated, the remaining unallocated share reserve under the 2018 Plan was cancelled and no new awards will be granted under the 2018 Plan. 24,657,302 options (as converted, due to retroactive application of reverse recapitalization) outstanding under the 2018 Plan at Closing were assumed by the Company under the 2021 Plan (defined below).
The options assumed under the 2021 Plan (defined below) generally vest 20% upon completion of one year of service and 1/60 per month thereafter or vest 25% upon completion of one year of service and 1/48 per month thereafter and generally expire 10 years from the date of grant.
2021 Plan
In connection with the Closing of the Merger, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”) under which 58,631,907 shares of common stock were initially reserved for issuance. The 2021 Plan permits the grant of incentive stock options (“Options”), nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs)”, and stock bonus awards. As of December 31, 2021, the Company had 18,594,386 shares of common stock reserved for future issuance of equity awards to employees, officers, directors, or consultants under the 2021 Plan.
Pursuant to the terms of the Agreement and Plan of Merger, at the Closing of the Merger on March 8, 2021, the Company granted 12,500,000 Officer RSUs for shares of Class A Common Stock of the Company and 5,000,000 options to purchase Class A Common Stock of the Company (“Officer Options”) to View’s executive officers.
The Officer RSUs are subject to both time and market-based vesting conditions. The Officer RSUs time vest over a four-year period with 25% to vest on the twelve-month anniversary of the Closing and the remaining 75% to vest on a monthly basis over the following thirty-six
months subject to the following market-based vesting. 50% of the Officer RSUs granted to each executive officer will only vest if the share price hurdle of $15.00 is achieved and the remaining 50% of such Officer RSUs will vest if the share price hurdle of $20.00 is achieved. The Officer Options time vest over a four-year period with 25% to vest on the twelve-month anniversary of the Closing and the remaining 75% will vest on a monthly basis over the following thirty-six
months.
CEO Incentive Plan
In connection with the Closing of the Merger, the Company adopted the 2021 Chief Executive Officer Incentive Plan (the “CEO Incentive Plan”) effective March 8, 2021. Pursuant to the CEO Incentive Plan and the terms of the Agreement and Plan of Merger, on March 8, 2021, the Company granted the CEO an option award to purchase Class A common stock of the Company at an exercise price of $10.00 per share, which vests and becomes exercisable upon satisfaction of the performance conditions set forth in the table below, contingent upon the CEO’s continued employment with the Company on each such vesting date.

Tranche	Option Shares (#)	Average 60-day Trading Price per Share of the Entity ($)
1	2,500,000	20.00
2	2,500,000	30.00
3	2,500,000	40.00
4	2,500,000	50.00
5	2,500,000	60.00
6	2,500,000	70.00
7	2,500,000	80.00
8	2,500,000	90.00
9	2,500,000	100.00
10	2,500,000	110.00
The following table summarizes the activity under the 2021 Plan (in thousands, except per share data and contractual term) for time vested options:

	Options Outstanding
	Number of Shares Subject to Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value 1
Outstanding as of December 31, 2020	1,071,605	$0.22	7.6	$20,564
Retroactive application of reverse recapitalization	(1,046,690)

Balance as of December 31, 2020, as converted	24,915	$9.32	7.6	$20,564
Options granted	5,000	10.00
Exercised	(190)	9.04
Canceled/forfeited	(2,143)	9.52

Outstanding as of December 31, 2021	27,582	$9.43	7.0	$—

Options vested and expected to vest as of December 31, 2021	27,167	$9.44	7.0	$—

Exercisable as of December 31, 2021	18,633	$9.42	6.5	$—

1
The aggregate intrinsic value is calculated as the difference between the market value of the Company’s common shares as of the relevant period end and the respective exercise prices of the options. The market value as of December 31, 2021 was $3.91 per share, which is the closing sale price of View’s common shares on that day as reported by the Nasdaq Global Market. The market value as of December 31, 2020 was $9.89 per share, which is the fair value of View’s common stock as historically determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

The weighted-average grant date fair value per share of stock options granted was $4.38 for the fiscal year ended December 31, 2021. The total grant date fair value of stock options vested was $24.8 million during the fiscal year ended December 31, 2021. The total intrinsic value of options exercised during the fiscal year ended December 31, 2021 was $0.4 million.
As of December 31, 2021, total unrecognized compensation cost related to unvested stock options, net of estimated forfeitures, was $33.3 million and is expected to be recognized over a weighted-average remaining service period of 1.9 years.
In addition to the time vested options above, as of December 31, 2021, total outstanding stock options under the CEO Incentive Plan was 25,000,000 shares which were issued during the fiscal year ended December 31, 2021 with a grant date exercise price per share of $10.00 and remaining contractual term of 9.2 years. As of December 31, 2021, the CEO Option Award had no intrinsic value. There were no options issued under this plan in 2020.
The weighted-average grant date fair value per share of stock options granted under the CEO Incentive Plan was $3.54 for the fiscal year ended December 31, 2021. As of December 31, 2021, total unrecognized compensation cost related to options under the CEO Incentive plan, net of estimated forfeitures, was $73.1 million and is expected to be recognized over a weighted-average remaining service period of 4.4 years.
The following table summarizes the activities for our outstanding RSUs under the Company’s 2021 Plan (in thousands, except per share data) during the fiscal year ended December 31, 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	—	$—
Granted	12,758	6.15
Vested	(115)	7.39
Canceled	(1,000)	6.12

Outstanding as of December 31, 2021	11,643	$6.14
The total grant date fair value of RSUs vested was $0.8 million during the fiscal year ended December 31, 2021. As of December 31, 2021, total unrecognized compensation cost related to RSUs, net of estimated forfeitures, was $42.2 million and is expected to be recognized over a weighted-average remaining service period of 1.7 years.
To the extent that the actual forfeiture rate is different than what the Company has anticipated, stock-based compensation related to these awards will be different from expectations.
Valuation
The estimated grant date fair values of the Company’s time vested stock options granted to employees and non-employees
were calculated using the Black-Scholes option-pricing models based on the following assumptions:

	Fiscal year ended December 31,
	2021	2020	2019
Expected volatility	53.0%	70%	49%-70%
Expected terms (in years)	6.0	5.4-6.7	5.6-6.7
Expected dividends	0%	0%	0%
Risk-free rate	1.07%	0.4%-1.5%	1.5%-2.5%
Prior to the Merger, due to the absence of a public market, the Company’s common stock required the Company’s board of directors to estimate the fair value of its common stock for purposes of granting options and for determining stock-based compensation expense by considering several objective and subjective factors, including contemporaneous third-party valuations, actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of redeemable convertible preferred stock and common, and transactions involving the Company’s stock. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.
The estimated grant date fair value for each tranche of CEO Option Award and Officer RSUs is determined by using the Monte Carlo Simulation valuation model and the assumptions below. The estimated grant date fair value of the Officer Options is determined using the Black-Scholes option-pricing model. The valuation models incorporated the following key assumptions:

	CEO Option Award	Officer RSUs	Officer Options
Expected stock price	$9.19	$9.19	$9.19
Expected volatility	54.0%	56.0%	53.0%
Risk-free rate	1.59%	0.60%	1.07%
Expected terms (in years)	10.0	4.0	6.0
Expected dividends	0%	0%	0%
Discount for lack of marketability	20%	n/a	n/a
Stock-based Compensation Expense
The Company’s stock-based compensation included in its consolidated statements of comprehensive loss was as follows (in thousands):

	Fiscal year ended December 31,
	2021	2020	2019
Cost of revenue	$4,930	$2,240	$3,084
Research and development	8,725	4,438	4,113
Selling, general, and administrative	59,965	22,254	21,879

Total	$73,620	$28,932	$29,076